Subsequent Events (Details) - Subsequent event	Jul. 01, 2024 shares
Subsequent Events
Conversion of redeemable convertible preferred shares, shares	793,868,246
Quhuo International
Subsequent Events
Aggregate equity interest proposed to acquire	39.10%
Quhuo International | Plan (1)
Subsequent Events
Aggregate equity interest proposed to acquire	9.46%
Quhuo International | Plan (2)
Subsequent Events
Aggregate equity interest proposed to acquire	29.64%